Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital
Schedule of share repurchase activity

($ millions, except as noted)	2025	2024
Share repurchase activities (thousands of common shares)
Shares repurchased	55 322	55 564
Amounts charged to
Share capital	945	943
Retained earnings	2 080	1 965
Share repurchase cost before tax	3 025	2 908
Retained earnings - share buyback tax	56	48
Share repurchase cost	3 081	2 956
Average repurchase cost per share	54.68	52.33

Schedule of liability for share repurchases

Under an automatic repurchase plan agreement with an independent broker, the company has recorded the following liability for share repurchases that may take place during its internal blackout period:

	December 31	December 31
($ millions)	2025	2024
Amounts charged to
Share capital	90	104
Retained earnings	229	209
Liability for share purchase commitment	319	313